PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2015
Cost:

Computers and peripheral equipment	$851	$987
Office furniture and equipment	189	200
Leasehold improvements	29	30

	1,069	1,217
Accumulated depreciation:

Computers and peripheral equipment	775	877
Office furniture and equipment	160	164
Leasehold improvements	16	16

Accumulated depreciation	951	1,057

Depreciated cost	$118	$160